SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes and Recent Pronouncements Issued - Recently Adopted Accounting Standards and Future Accounting Changes (Details)	Jan. 01, 2020	Dec. 31, 2019
Accounting Standards Update 2016-02
SIGNIFICANT ACCOUNTING POLICIES
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Early Adoption		false
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected		Modified Retrospective
Accounting Standards Update 2016-13
SIGNIFICANT ACCOUNTING POLICIES
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Early Adoption	false
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected	Modified Retrospective
Accounting Standards Update 2017-04
SIGNIFICANT ACCOUNTING POLICIES
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Early Adoption	false
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected	Prospective